Average Annual Total Returns - FidelityMichiganMunicipalFunds-ComboPRO - FidelityMichiganMunicipalFunds-ComboPRO - Fidelity Michigan Municipal Income Fund	Mar. 01, 2023
Fidelity Michigan Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.18%)
Past 5 years	0.94%
Past 10 years	1.97%
Fidelity Michigan Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.21%)
Past 5 years	0.86%
Past 10 years	1.89%
Fidelity Michigan Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.57%)
Past 5 years	1.29%
Past 10 years	2.16%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB032
Average Annual Return:
Past 1 year	(8.72%)
Past 5 years	1.40%
Past 10 years	2.33%